EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans Net Periodic Pension Expense
Components of net periodic pension expense for the Company’s qualified plans were as follows:

	2016	2015	2014
	(In Millions)
Service cost	$—	$8	$9
Interest cost	6	93	107
Expected return on assets	(5)	(159)	(155)
Actuarial (gain) loss	1	1	1
Net amortization	—	110	111
Net Periodic Pension Expense	$2	$53	$73

Schedule of Accumulated and Projected Benefit Obligations
Changes in the PBO of the Company’s qualified plans were comprised of:

	December 31,
	2016	2015
	(In Millions)
Projected benefit obligation, beginning of year	$129	$2,657
Service cost	—	—
Interest cost	6	93
Actuarial (gains) losses	2	(6)
Benefits paid	(5)	(169)
Plan amendments and curtailments	—	1
Projected Benefit Obligation	132	2,576
Transfer to AXA Financial	—	(2,447)
Projected Benefit Obligation, End of Year	$132	$129

Schedule of Net Funded Status
The following table discloses the changes in plan assets and the funded status of the Company’s qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

	December 31,
	2016	2015
	(In Millions)
Pension plan assets at fair value, beginning of year	$86	$2,473
Actual return on plan assets	4	24
Contributions	—	—
Benefits paid and fees	(3)	(175)
Pension plan assets at fair value, end of year	87	2,322
PBO (immediately preceding the Transfer to AXA Financial in 2015)	132	2,576
Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to AXA Financial in 2015)	(45)	(254)
Transfer to AXA Financial	$—	$211
Excess of PBO Over Pension Plan Assets, end of year	$(45)	$(43)

Schedule of Net Periodic Benefit Cost Not yet Recognized
The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

	December 31,
	2016	2015
	(In Millions)
Unrecognized net actuarial gain (loss)	$(51)	$(49)
Unrecognized prior service (cost) credit	(1)	(1)
Total	$(52)	$(50)

Schedule of Allocation of Plan Assets

	December 31,
	2016	2015
Fixed Maturities	18.0%	24.0%
Equity Securities	61.0	56.0
Other	21.0	20.0
Total	100.0%	100.0%

Schedule of Fair Values of Plan Assets Within Fair Value Hierarchy

December 31, 2016:	Level 1	Level 2	Level 3	Total
Asset Categories	(In Millions)
Common and preferred equity	$21	$—	$—	$21
Mutual funds	47	—	—	47
Total assets in the fair value hierarchy	68	—	—	68
Investments measured at net assets value	—	—	—	19
Investments at fair value	$68	$—	$—	$87

December 31, 2015:
Asset Categories
Common and preferred equity	$22	$—	$—	$22
Mutual funds	45	—	—	45
Total assets in the fair value hierarchy	67	—	—	67
Investments measured at net assets value	—	—	—	19
Investments at fair value	$67	$—	$—	$86

Schedule or Description of Weighted Average Discount Rate
The following table discloses assumptions used to measure the Company’s pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

	December 31,
	2016	2015
Discount rates:
AXA Equitable QP, immediately preceding Transfer to AXA Financial	N/A	3.98%
Other AXA Equitable defined benefit plans	3.48%	3.66%
AB Qualified Retirement Plan	4.75%	4.3%
Periodic cost	3.7%	3.6%
Rates of compensation increase:
Benefit obligation	N/A	6.00%
Periodic cost	N/A	6.46%
Expected long-term rates of return on pension plan assets (periodic cost)	6.5%	6.75%

Schedule of Expected Benefit Payments
The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

Pension Benefits
(In Millions)
2017	$4
2018	6
2019	6
2020	5
2021	6
Years 2022-2026	38